INTEREST AND OTHER FINANCING EXPENSE	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
INTEREST AND OTHER FINANCING EXPENSE
INTEREST AND OTHER FINANCING EXPENSE

	2018	2017	2016
Interest and other financing expense:
Long-term debt	$867	$810	$664
Less: amounts capitalized on qualifying assets	69	82	233
Total interest and other financing expense	798	728	431
Total interest income	(59)	(97)	(48)
Net interest and other financing expense	$739	$631	$383